Deferred Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Total	$ 8,136	$ 17,889
Deferred revenue, current portion	(8,136)	(13,662)
Deferred Revenue, non-current portion	0	4,227
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Total	3,905	6,643
Deferred revenue, current portion	(3,905)	(6,643)
[DeferredRevenueFromVaryingCharterRatesMember]
Deferred Revenue Arrangement [Line Items]
Total		1,901
Deferred revenue, current portion	0	(1,901)
[DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Total	4,231	9,345
Deferred revenue, current portion	(4,231)	(5,118)
Deferred Revenue, non-current portion		$ 4,227